S000000886 [Member] Investment Strategy - Wasatch Micro Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in micro cap companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities, typically common stock, of micro-capitalization companies. The Fund considers a company to be a micro-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $1.5 billion or the market capitalization of the largest company in the Russell Microcap® Index as of its most recent reconstitution date. The Russell Microcap Index reconstitution date is typically each year on or around July 1. As of the 2025 reconstitution date, the market capitalization of companies included in the Russell Microcap Index ranged from $23 million to $3.464 billion. The market capitalizations for the range of companies in the Russell Microcap Index are subject to change at its next reconstitution date.
The Fund may invest up to 30% of its total assets at the time of purchase in securities issued by foreign companies (companies that are incorporated in any country outside the United States and whose securities principally trade outside the United States). Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.
While the Fund primarily invests in value companies, it may also invest in growth companies if the Advisor believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
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Undiscovered Gems — Companies that we believe have excellent growth potential that’s gone unnoticed by most analysts and investors.
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Fallen Angels — High-quality growth companies that have experienced what we believe to be a temporary setback, and therefore the stock price may be below the company’s intrinsic value and could be appealing relative to the long-term growth potential of the business.
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Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
The Fund may invest a large percentage of its assets (greater than 5%) in a particular region or market, including Europe and the United Kingdom.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were information technology, industrials, financials, consumer discretionary, consumer staples, and health care.
The Fund may invest in initial public offerings (IPOs).

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were information technology, industrials, financials, consumer discretionary, consumer staples, and health care.